Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Operating Leases
2021	$ 23,367
2022	25,130
2023	23,769
2024	22,461
2025	21,714
Thereafter	182,300
Total lease payments	298,741
Less amount representing interest	(114,910)
Total operating lease liabilities	183,831	$ 162,850
Less current portion	(9,715)	(9,203)
Long-term portion of lease liabilities	174,116	153,647
Finance Leases
2021	187
2022	200
2023	194
2024	158
2025	162
Thereafter	713
Total lease payments	1,614
Less amount representing interest	(695)
Total finance lease liabilities	919	938
Less current portion	(66)	(44)
Long-term portion of lease liabilities	$ 853	$ 894